UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4995

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS

Smith Barney Muni Funds

Massachusetts Money Market Portfolio

FORM N-Q

DECEMBER 31, 2005

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.7%
Education - 25.5%
$5,110,000	VMIG1(a)	Massachusetts State College Building Authority MERLOT, PART, Series B-11, AMBAC-Insured, SPA-Wachovia Bank, 3.530%, 1/4/06 (b)	$5,110,000
		Massachusetts State DFA:
500,000	A-1+	Boston University, Series R-1, XLCA-Insured, SPA-Societe Generale, 3.550%, 1/5/06 (b)	500,000
7,300,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.500%, 1/5/06 (b)	7,300,000
5,501,000	A-1+	Smith College Project, 3.470%, 1/5/06 (b)	5,501,000
3,900,000	VMIG1(a)	St. Mark’s School, LOC-Bank of America, 3.520%, 1/5/06 (b)	3,900,000
2,000,000	VMIG1(a)	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.500%, 1/5/06 (b)	2,000,000
		Massachusetts State HEFA:
2,450,000	A-1+	Amherst College, Series H, 2.700% due 4/3/06 (c)	2,450,000
3,000,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (b)	3,000,000
2,390,000	VMIG1(a)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-Wachovia Bank, 3.530%, 1/4/06 (b)	2,390,000
		TECP, Harvard University, Series EE:
2,000,000	A-1+	2.820% due 1/9/06	2,000,000
2,000,000	A-1+	2.800% due 1/20/06	2,000,000
3,000,000	A-1+	3.100% due 3/10/06	3,000,000
		Williams College:
4,000,000	A-1+	3.510%, 1/5/06 (b)	4,000,000
4,400,000	A-1+	Series E, 3.510%, 1/4/06 (b)	4,400,000
3,000,000	VMIG1(a)	Massachusetts State IFA, Education Buckingham Browne Nichols, LOC-State Street Bank & Trust Co., 3.500%, 1/5/06 (b)	3,000,000

		Total Education	50,551,000

Finance - 0.8%
1,500,000	A-1	Puerto Rico, IFA, MSTC, Class A, Series 2000-106, PART, LIQ-Bear Stearns, 3.530%, 1/4/06 (b)	1,500,000

General Obligation - 11.3%
5,600,000	SP-1+	Lynnfield, MA, GO, BAN, 3.500% due 3/1/06	5,604,653
		Massachusetts State GO:
1,000,000	A-1+	Central Artery, Series B, SPA-State Street Bank & Trust Co., 3.800%, 1/3/06 (b)	1,000,000
4,000,000	A-1	MSTC, PART, Series 2002-209, Class A, FSA-Insured, LIQ-Bear Stearns, 3.580%, 1/4/06 (b)	4,000,000
3,000,000	A-1+	Refunding, Series B, SPA-Depfa Bank, 3.370%, 1/5/06 (b)	3,000,000
1,000,000	A-1+	Series A, SPA-Westdeutsche Landesbank, 3.370%, 1/5/06 (b)	1,000,000
4,901,000	MIG1(a)	Newburyport, MA, GO, BAN, 4.000% due 4/28/06	4,919,382
3,000,000	MIG1(a)	Woburn, MA, GO, BAN, 3.000% due 1/19/06	3,000,200

		Total General Obligation	22,524,235

Hospitals - 12.4%
8,820,000	VMIG1(a)	Massachusetts State DFA, Notre Dame Health Care Center, LOC-KBC Bank NV, 3.590%, 1/5/06 (b)	8,820,000
		Massachusetts State HEFA:
2,500,000	A-1	Bay State Medical Center, Series 834, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.550%, 1/5/06 (b)	2,500,000

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hospitals (continued)
$4,100,000	VMIG1(a)	Harvard Vanguard Medical Associates, LOC-Bank of America, 3.550%, 1/5/06 (b)	$4,100,000
		Partners Healthcare:
1,800,000	A-1+	Series D-4, SPA-Bank One N.A., 3.520%, 1/5/06 (b)	1,800,000
500,000	A-1+	Series D-6, 3.700%, 1/5/06 (b)	500,000
		Partners Healthcare Systems:
4,475,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.540%, 1/4/06 (b)	4,475,000
2,400,000	A-1+	Series P-2, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.550%, 1/4/06 (b)	2,400,000

		Total Hospitals	24,595,000

Housing: Multi-Family - 3.8%
2,600,000	VMIG1(a)	Massachusetts State DFA, MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.590%, 1/4/06 (b)(d)	2,600,000
		Massachusetts State HFA:
		Housing Revenue:
2,000,000	A-1+	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.370%, 1/4/06 (b)	2,000,000
995,000	A-1+	Series G, SPA-HSBC Holdings Inc., 3.370%, 1/4/06 (b)	995,000
2,000,000	VMIG1(a)	MFH, Princeton Crossing, FNMA, 3.600%, 1/5/06 (b)(d)	2,000,000

		Total Housing: Multi-Family	7,595,000

Housing: Single Family - 3.1%
		Massachusetts State HFA:
2,400,000	A-1+	Housing Revenue, FSA Insured, SPA-Dexia Credit Local, 3.430%, 1/4/06 (b)(d)	2,400,000
3,669,000	VMIG1(a)	Single Family, Clipper Tax Exempt Trust, Series 98-8, PART, AMBAC-Insured, SPA-State Street Bank & Trust Co., 3.540%, 1/5/06 (b)	3,669,000

		Total Housing: Single Family	6,069,000

Industrial Development - 3.8%
		Massachusetts State DFA:
1,720,000	A-1+	Ahead Headgear Inc., LOC-Royal Bank of Scotland, 3.570%, 1/4/06 (b)(d)	1,720,000
700,000	A-1+	Cider Mills Farms Co. Inc., LOC-Bank of America, 3.600%, 1/4/06 (b)(d)	700,000
2,710,000	NR	Epichem Inc. Project, LOC-First Union National Bank, 3.660%, 1/5/06 (b)(d)	2,710,000
600,000	A-1+	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank, 3.510%, 1/5/06 (b)	600,000
		Massachusetts State IFA:
500,000	A-1+	420 Newburyport Turnpike, Series 1998, LOC-Bank of America, 3.570%, 1/4/06 (b)(d)	500,000
1,000,000	A-1+	First Mortgage Orchard Cove, Series B, LOC-Bank of America, 3.500%, 1/4/06 (b)	1,000,000
400,000	NR	Peterson American Corp. Project, LOC-JPMorgan Chase, 3.680%, 1/4/06 (b)(d)	400,000

		Total Industrial Development	7,630,000

Life Care Systems - 5.1%
		Massachusetts State DFA:
3,000,000	A-1+	Assisted Living, Whalers Cove Project, Series A, LOC-Wachovia Bank, 3.560%, 1/5/06 (b)(d)	3,000,000
3,000,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.550%, 1/5/06 (b)	3,000,000
500,000	A-1+	Carleton-Willard Village, LOC-Bank of America, 3.550%, 1/5/06 (b)	500,000

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Life Care Systems (continued)
$3,590,000	VMIG1(a)	Massachusetts State HEFA, CIL Realty of Massachusetts Inc., LOC-Dexia Credit Local, 3.550%, 1/4/06 (b)	$3,590,000

		Total Life Care Systems	10,090,000

Miscellaneous - 6.2%
		Massachusetts HEFA:
1,485,000	A-1+	Capital Asset Program, Series C, MBIA-Insured, SPA-State Street Bank & Trust Co., 3.760%, 1/3/06 (b)	1,485,000
2,040,000	VMIG1(a)	Capital Asset Program, Series E, LOC-Bank of America, 3.750%, 1/3/06 (b)	2,040,000
		Massachusetts State DFA:
3,200,000	A-1+	Draper Laboratory Issue, MBIA-Insured, LIQ-JPMorgan Chase, 3.520%, 1/4/06 (b)	3,200,000
2,670,000	A-1+	Horner Millwork Corp., LOC-Bank of America, 3.600%, 1/4/06 (b)(d)	2,670,000
3,000,000	A-1	TECP, RAN, LOC-Wachovia Bank, 3.150% due 1/26/06	3,000,000

		Total Miscellaneous	12,395,000

Solid Waste - 3.9%
		Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group Project:
500,000	A-1+	Series A, LOC-JPMorgan Chase, 3.570%, 1/4/06 (b)(d)	500,000
7,300,000	A-1+	Series C, LOC-JPMorgan Chase, 3.570%, 1/4/06 (b)(d)	7,300,000

		Total Solid Waste	7,800,000

Transportation - 12.6%
9,000,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation Systems, LOC-Westdeutsche Landesbank, 3.400%, 1/4/06 (b)	9,000,000
		Massachusetts Port Authority, TECP, LOC-Westdeutsche Landesbank:
2,000,000	A-1+	3.100% due 2/6/06	2,000,000
4,000,000	A-1+	Series 2003, 2.820% due 1/10/06	4,000,000
		Massachusetts State Turnpike Authority, PART:
3,999,000	VMIG1(a)	Clipper Tax Exempt Trust, Series 00-2, MBIA-Insured, LIQ-State Street Bank & Trust Co., 2.900% due 2/2/06 (e)	3,999,000
4,910,000	VMIG1(a)	Series 334, MBIA-Insured, LIQ-Morgan Stanley, 3.550%, 1/5/06 (b)	4,910,000
1,000,000	A-1	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.340%, 1/4/06 (b)	1,000,000

		Total Transportation	24,909,000

Utilities - 5.0%
1,000,000	NR	Massachusetts Municipal Wholesale Electric Co., MBIA-Insured, 5.000% due 7/1/06	1,008,219
		Massachusetts State DFA:
7,000,000	VMIG1(a)	ISO New England Inc., LOC-Key Bank, 3.540%, 1/5/06 (b)	7,000,000
2,000,000	A-1	TECP, Nantucket Electric Co., 3.220% due 2/7/06	2,000,000

		Total Utilities	10,008,219

Water & Sewer - 6.2%
2,700,000	A-1+	Boston, MA, Water and Sewer Community Revenue, General Senior Series A, LOC-State Street Bank & Trust Co., 3.500%, 1/5/06 (b)	2,700,000
		Massachusetts State Water Resources Authority, Multi-Modal, General Subordinated:
1,720,000	A-1+	Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.540%, 1/4/06 (b)	1,720,000
2,200,000	A-1+	Series C, FGIC-Insured, SPA-Bayerische Landesbank, 3.540%, 1/4/06 (b)	2,200,000

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water & Sewer (continued)
$5,590,000	A-1+	Series D, FGIC-Insured, SPA-Dexia Credit Local, 3.540%, 1/4/06 (b)	$5,590,000

		Total Water & Sewer	12,210,000

		TOTAL INVESTMENTS - 99.7% (Cost - $197,876,454#)	197,876,454
		Other Assets in Excess of Liabilities - 0.3%	650,038

		TOTAL NET ASSETS - 100.0%	$198,526,492

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service.

(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	—Ambac Assurance Corporation
BAN	—Bond Anticipation Notes
CIL	—Corporation for Independent Living
DFA	—Development Finance Agency
FGIC	—Financial Guaranty Insurance Company
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance
GO	—General Obligation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
IFA	—Industrial Finance Agency
ISO	—Independent System Operator
LIQ	—Liquidity Facility
LOC	—Letter of Credit
MBIA	—Municipal Bond Investors Assurance Corporation
MERLOT	—Municipal Exempt Receipts Liquidity Optional Tender
MFH	—Multi-Family Housing
MSTC	—Municipal Securities Trust Certificates
PART	—Partnership Structure
RAN	—Revenue Anticipation Notes
SPA	—Standby Bond Purchase Agreement
TECP	—Tax Exempt Commercial Paper
XLCA	—XL Capital Assurance

See Notes to Schedule of Investments.

Short-Term Security Ratings

(unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s Ratings Service (“Standard & Poor’s”) highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Massachusetts Money Market Portfolio (the “Fund”), is a separate diversified investment fund of the Smith Barney Muni Funds (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2006

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: February 28, 2006